Equity instruments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Instruments
Balance at beginning of year	R$ 477,707	R$ 438,912	R$ 171,453
Net additions (disposals)	(237,657)	38,795	267,459
Balance at end of year	R$ 240,050	R$ 477,707	R$ 438,912